10. DEFERRED INCOME TAXES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Taxes
Non-recognition of deferred tax on tax losses and negative basis	R$ 4,357,288
Future taxable income	30.00%
Tax losses carryforward	R$ 4,589,674	R$ 2,747,192
Income tax asset	R$ 2,822,245	R$ 2,460,942